ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts payable	$ 13,708	$ 9,407
Accrued interest	1,712	3,514
Accrued payroll	13,884	9,234
Current portion of lease liabilities	24,075	20,249
Customer deposits	5,446	5,732
State and local taxes	10,011	8,492
Professional fees	1,873	5,637
Other accrued expenses	8,729	12,828
Total	$ 79,438	$ 75,093